Beau Yanoshik

+1.202.373.6133

beau.yanoshik@morganlewis.com

February 4, 2022

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SPDR® Series Trust (File Nos. 333-57793 and 811-08839)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, SPDR® Series Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 282”). The purpose of PEA No. 282 is to register a newly created series of the Trust, the SPDR® MSCI USA Climate Paris Aligned ETF.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001